Income Taxes and Duties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income taxes [abstract]
Summary of Income Taxes and Duties Payable
As of December 31, 2024 and 2023, income taxes and duties payable are as follow:

	2024		2023
Income taxes and duties:
Profit-sharing Duty	Ps.	15,509,745	74,214,983
Income tax	9,510,254		7,412,498
Total income taxes and duties	25,019,999		81,627,481
Other taxes and duties:
Special Tax on Production and Services	46,259,130		41,633,824
Hydrocarbons Extraction Duty	4,668,734		17,840,810
Exploration Hydrocarbons Duty	301,850		147,785
Exploration and Extraction Hydrocarbons Duty	492,371		464,521
Withheld taxes	8,115,002		7,201,114
Import taxes and duties	5,827		5,827
Other contributions payable	1,078,476		1,083,387
Total other taxes and duties	60,921,390		68,377,268
Total other income taxes and duties	Ps.	85,941,389	150,004,749

Summary of Total DUC and Others
Total DUC and other as of December 31, 2024, 2023 and 2022 are integrated as follows:

	2024		2023		2022
DUC	Ps.	124,910,249	Ps.	207,212,856	Ps.	398,123,710
Deferred DUC expense	2,588,760		6,863,068		(6,703,627)
Total DUC	Ps.	127,499,009	Ps.	214,075,924	Ps.	391,420,083

Summary of Principal Factors Generating the Deferred DUC
The principal factors generating the deferred DUC are the following:

	2024		2023
Deferred DUC asset:
Tax credits	Ps.	—	512,640,627
Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment	—		(195,705,735)
Deferred DUC asset net	—		316,934,892
Unrecognized Deferred DUC	—		(314,346,132)
Net, deferred DUC asset	Ps.	—	2,588,760

Summary of Expected Benefit for DUC

	2024		2023		2022
Expected expense:	Ps.	4,871,813	Ps.	98,990,391	Ps.	236,421,472
Increase (decrease) resulting from:
Expected benefit contract	(1,811,137)		(2,578,264)		(4,987,552)
Non-cumulative profit (1)	(464,460,841)		(627,269,522)		(778,566,830)
Non-deductible expenses (1)	461,400,165		530,857,395		547,132,910
Production value	245,764,971		360,388,580		526,040,742
Deductible duties	(18,318,819)		(26,159,947)		(51,920,424)
DUC tax credit (2)	(63,122,712)		(73,507,538)		—
Deferred DUC expense (benefit)	2,588,760		6,863,068		(6,703,627)
Deductions cap	(39,413,191)		(53,508,239)		(75,996,608)
DUC-Profit-sharing duty expense	Ps.	127,499,009	Ps.	214,075,924	Ps.	391,420,083
(1)Fluctuations changes are included which have no effect on the determination of the DUC.
(2)Corresponds to the tax credit granted by the Mexican Government on February 13, 2024.
Summary of Income Tax Expense (Benefit)
For the years ended December 31, 2024, 2023 and 2022, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2024		2023		2022
Current income tax	Ps.	1,944,247	Ps.	5,134,840	Ps.	5,939,990
Deferred income tax	160,837,942		788,517		(77,179,234)
Total (benefit) expense income tax, net	Ps.	162,782,189	Ps.	5,923,357	Ps.	(71,239,244)

Summary of Principal Factors Generating Deferred Income Tax
The principal factors generating the deferred income tax are the following:

	2023		Recognized in profit and loss	Recognized in OCI	2024
Deferred income tax asset:
Provisions	Ps.	12,012,740	(9,879,663)	—	2,133,077
Employee benefits provision	61,608,363		(69,788,631)	8,207,274	27,006
Advance payments from clients	198,678		(99,822)	—	98,856
Accrued liabilities	10,269,810		(6,310,607)	—	3,959,203
Non-recoverable accounts receivable	45,513		(2,354)	—	43,159
Derivative financial instruments	—		—	—	—
Wells, pipelines, properties and equipment	7,818,360		(7,613,664)	—	204,696
Tax loss carry-forwards (1)	75,372,496		(74,804,964)	—	567,532
Total deferred income tax asset	167,325,960		(168,499,705)	8,207,274	7,033,529
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(10,194,689)		8,184,095	—	(2,010,594)
Other	(2,603,498)		(522,332)	—	(3,125,830)
Total deferred income tax liability	(12,798,187)		7,661,763	—	(5,136,424)
Net long-term deferred income tax asset	Ps.	154,527,773	(160,837,942)	8,207,274	1,897,105

	2022		Recognized in profit and loss	Recognized in OCI	2023
Deferred income tax asset:
Provisions	Ps.	11,921,054	91,686	—	12,012,740
Employee benefits provision	57,214,536		4,393,242	585	61,608,363
Advance payments from clients	220,215		(21,537)	—	198,678
Accrued liabilities	7,771,316		2,498,494	—	10,269,810
Non-recoverable accounts receivable	127,843		(82,330)	—	45,513
Derivative financial instruments	34,870		(34,870)	—	—
Wells, pipelines, properties and equipment	8,462,555		(644,195)	—	7,818,360
Tax loss carry-forwards (1)	76,428,341		(1,055,845)	—	75,372,496
Total deferred income tax asset	162,180,730		5,144,645	585	167,325,960
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(5,070,345)		(5,124,344)	—	(10,194,689)
Other	(1,794,680)		(808,818)	—	(2,603,498)
Total deferred income tax liability	(6,865,025)		(5,933,162)	—	(12,798,187)
Net long-term deferred income tax asset	Ps.	155,315,705	(788,517)	585	154,527,773
(1)Tax loss carryforwards expire in 2034.

Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2024		2023		2022
Expected income tax expense	Ps.	18,265,470	Ps.	102,495,110	Ps.	163,937,963
(Decrease) increase resulting from:
Tax effect of inflation-net	1,012,782		(27,144,892)		(23,533,416)
Fiscal updating of pipelines, properties and equipment	(208,767)		600,688		—
Deductible Duty	(37,473,075)		(62,163,857)		(119,437,113)
Unrecognized deferred tax change	(20,730,125)		(29,256,451)		(99,334,219)
Reversal of deferred income tax due to changes in tax legislation	158,307,139		—		—
Retirement benefits	—		8,727,606		7,930,425
Non-deductible expenses	13,930,645		12,284,337		16,019,493
Others-net (1)	29,678,120		380,816		(16,822,377)
Income tax expense (benefit), net	Ps.	162,782,189	Ps.	5,923,357	Ps.	(71,239,244)
(1) Includes mainly impairment effect for 2022.